Property and equipment, net - Summary of Property, Plant and Equipment's (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		¥ 24,761	¥ 18,452
Less: Accumulated depreciation		(16,375)	(13,471)
Property and equipment, net	$ 1,280	8,386	4,981
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		2,513	2,426
Furniture, Computer And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		6,592	5,864
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		2,891	1,912
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		10,056	5,555
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		¥ 2,709	¥ 2,695